Disciplined Value International Trust Annual Fund Operating Expenses - Disciplined Value International Trust	Dec. 31, 2025
Series I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.84%
Series II
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.04%
NAV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.79%